Equity (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of number of shares outstanding	The following table summarizes the changes in the number of outstanding common shares and special voting shares of Stellantis during the year ended December 31, 2024:

	Common Shares	Special Voting Shares A	Total
Balance at January 1, 2024	3,023,099,039	69,282	3,023,168,321
Issuance of special voting shares	—	866,342,434	866,342,434
Purchase of treasury shares	(164,161,741)	(1,000)	(164,162,741)
Treasury shares assigned to long-term incentive plans participants	11,779,002	—	11,779,002
Shares issued for long-term incentive plans and employee-share purchase plan	9,775,979	—	9,775,979
Balance at December 31, 2024	2,880,492,279	866,410,716	3,746,902,995

Disclosure of assumptions used to value the equity instruments	The details for each plan were as follows:

Dates right subscribed	From November 5 to November 18, 2024	From November 13 to November 30, 2023
Employee subscription price	€9.74	€14.52
Lock-up period	3 to 5 years	3 to 5 years

Disclosure of analysis of other comprehensive income by item and tax effect	The following table summarizes the tax effect relating to Other comprehensive income:

	Years ended December 31,
	2024			2023			2022
	Pre-tax balance	Tax income/ (expense)	Net balance	Pre-tax balance	Tax income/ (expense)	Net balance	Pre-tax balance	Tax income/ (expense)	Net balance
	(€ million)
Fair value remeasurement of cash flow hedges	678	(156)	522	(910)	245	(665)	(482)	89	(393)
Gains and losses from remeasurement of financial assets	€8	€—	€8	€57	€—	€57	€3	€—	€3
Actuarial gains and losses on defined benefit pension obligations	€(144)	€55	€(89)	€(228)	€41	€(187)	€1,753	€(379)	€1,374
Exchange differences on translating foreign operations	1,008	—	1,008	(1,927)	—	(1,927)	2,013	—	2,013
Share of Other comprehensive income/(loss) for equity method investees	54	—	54	(219)	—	(219)	(12)	—	(12)
Total Other comprehensive income/(loss)	€1,604	€(101)	€1,503	€(3,227)	€286	€(2,941)	€3,275	€(290)	€2,985